Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

October 23, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Schwab Capital Trust (File Nos. 33-62470 and 811-7704)

Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund (formerly, Schwab Fundamental US Small-Mid Company Index Fund)

Schwab Fundamental International Large Company Index Fund

Schwab Fundamental International Small Company Index Fund (formerly, Schwab Fundamental International Small-Mid Company Index Fund)

Schwab Fundamental Emerging Markets Large Company Index Fund (formerly, Schwab Fundamental Emerging Markets Index Fund)

Post-Effective Amendment No. 118

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, each prospectus and Statement of Additional Information, dated October 19, 2012, for the above-named funds that would have been filed pursuant to Rule 497(c) does not differ from the prospectus and Statement of Additional Information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Sincerely,

/s/ Robin R. Nesbitt
Robin R. Nesbitt
Director and Corporate Counsel
Charles Schwab Investment Management, Inc.